Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr. 30, 2021
Small-Company Stock Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Small-Company Stock Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Small-Company Stock Fund seeks long-term growth of capital for the long-term investor.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 18% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	18.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund generally invests in stocks of companies selling at prices below what RE Advisers believes to be their fundamental value. To determine whether a stock is undervalued, RE Advisers considers, among other factors, potential earning power, financial ratios and any competitive advantages a company may have. Stock selection is made with the belief that businesses have an underlying value that is not always reflected by share price, especially over the short term. RE Advisers seeks to select stocks that it believes may benefit over time from a more reasonable market assessment of fundamental value. Stock selection for the Small-Company Stock Fund may also include an analysis of new market opportunities for a company, which could indicate earnings growth potential over the long term. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus borrowing for investment purposes) in common stocks of companies whose market capitalization, at the time of purchase, is within the range of the market capitalization of companies represented in the Russell 2000 Index. However, RE Advisers will not necessarily sell a security whose market capitalization, after the initial purchase, is no longer within the range of the market capitalization of the companies represented in the Russell 2000 Index. On March 31, 2021, the weighted average market capitalization for companies held in the Fund’s portfolio was $3.8 billion, and for companies in the Russell 2000 Index, the weighted average market capitalization was $3.6 billion. As of March 31, 2021, the market capitalization of companies in the Russell 2000 index ranged from $49.3 million to $18.2 billion. The market capitalization of the companies in the Fund’s portfolio and the Russell 2000 Index will change over time. Up to 20% of the Fund’s assets may be invested in other types of securities including: short-term debt securities; money market securities; other investment companies, including open-end funds, closed-end funds and exchange-traded funds; U.S. dollar-denominated securities of foreign issuers; and investment-grade debt securities convertible into or exchangeable for common stocks.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with all investments, you may lose money by investing in the Fund. The value of your investment in the Fund may be affected by one or more of the following risks, which are described in more detail in “Description of Fund Risks” in the Prospectus. The significance of any specific risk to an investment in the Fund will vary over time, depending on the composition of the Fund, market conditions and other factors. You should read all of the risk information presented below carefully, because any one or combination of these risks could adversely affect the Fund's return, the price of the Fund's shares or the Fund's yield. Market Risk The risk that markets will perform poorly or that the returns from the securities in which the Fund invests will underperform returns from the general securities markets or other types of investments. Markets may, in response to governmental actions or intervention, political, economic or market developments, or other external factors, such as outbreaks of infectious illnesses or other widespread public health issues, experience periods of high volatility and reduced liquidity. During those periods, the Fund may experience high levels of shareholder redemptions, and may have to sell securities at times when the Fund would otherwise not do so, and potentially at unfavorable prices. Certain securities may be difficult to value during such periods. These risks may be heightened for fixed income securities in low interest rate environments. Equity Securities Risk Equity securities generally have greater price volatility than fixed-income securities. The market price of equity securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. Equity securities may decline in value due to factors affecting the issuer, equity securities markets generally, particular industries represented in those markets or the issuer itself. Investments in Small- and Mid-Size Companies Securities of small and medium-sized companies tend to be more volatile and less liquid than securities of large companies. Compared to large companies, small and medium-sized companies may face greater business risks because they lack the management depth or experience, financial resources, product diversification or competitive strengths of larger companies, and they may be more adversely affected by poor economic conditions. There may be less publicly available information about smaller companies than larger companies. In addition, these companies may have been recently organized and may have little or no track record of success. Value Style Risk The risk that returns on stocks within the value style in which the Fund invests will trail returns of stocks representing other styles or the market overall over any period of time and may shift in and out of favor with investors generally, sometimes rapidly, depending on changes in market, economic, and other factors. Investments in value securities may be subject to risks that (1) the issuer’s potential business prospects will not be realized; (2) their potential values will never be recognized by the market; and (3) their value was appropriately priced when acquired and they do not perform as anticipated. Foreign Risk Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments and may exhibit more extreme changes in value than securities of U.S. companies. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. In addition, foreign companies often are not subject to the same degree of regulation as U.S. companies. Reporting, legal, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect the Fund’s investments in a foreign country. In the event of nationalization, expropriation or other confiscation, the Fund could lose its entire investment. Investments in emerging market countries are likely to involve significant risks. These countries are generally more likely to experience political and economic instability. Focused Investment Risk A fund that invests a substantial portion of its assets in a particular market, industry, sector, group of industries or sectors, country, region, group of countries or asset class is subject to greater risk than a fund that invests in a more diverse investment portfolio. In addition, the value of such a fund is more susceptible to any single economic, market, political or regulatory or other occurrence affecting, for example, the particular markets, industries, regions, sectors or asset classes in which the fund is invested. This is because, for example, issuers in a particular market, industry, region, sector or asset class may react similarly to specific economic, market, regulatory, political or other developments. The particular markets, industries, regions, sectors or asset classes in which the Fund may focus its investments may change over time and the Fund may alter its focus at inopportune times. For example, the Fund may have a significant portion of its assets invested in securities of companies in the information technology sector. Companies in the information technology sector can be adversely affected by, among other things, intense competition, earnings disappointments, and rapid obsolescence of products and services due to technological innovations or changing consumer preferences. Money Market Securities Risk The value of a money market instrument typically will decline during periods of rising interest rates, and can also decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral assets, or changes in market, economic, industry, political, and regulatory conditions affecting a particular type of security or issuer or fixed income securities generally. Money market funds are not designed to offer capital appreciation. Certain money market funds in which the Fund may invest may impose a fee upon the sale of shares or may temporarily suspend the ability of investors to redeem shares if such fund’s liquidity falls below required minimums, which may adversely affect the Fund’s returns or liquidity. Convertible Securities Risk Convertible securities may be subordinate to other debt securities issued by the same issuer. Issuers of convertible securities are often not as strong financially as issuers with higher credit ratings. Convertible securities typically provide yields lower than comparable non-convertible securities. Their values may be more volatile than those of non-convertible securities, reflecting changes in the values of the securities into which they are convertible. Investments in Other Investment Companies Risk The risk that an investment company or other pooled investment vehicle in which the Fund invests will not achieve its investment objective or execute its investment strategies effectively or that significant purchase or redemption activity by shareholders of such an investment company might negatively affect the value of the investment company’s shares. There will be some duplication of expenses because the Fund also must pay its pro-rata share of that investment company’s fees and expenses. Issuer Risk The risk that the value of a security may decline because of adverse events or circumstances that directly relate to the issuer. Manager Risk The risk that the manager's decisions, including security selection, will cause the Fund to underperform relative to the Fund’s peers. There can be no assurance that the manager's investment techniques and decisions will produce the desired results. The Fund’s ability to achieve its investment objective is dependent upon the manager's ability to identify profitable investment opportunities for the Fund. The past experience of the portfolio manager(s), including with other strategies and funds, does not guarantee future results for the Fund.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, you may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years compared with those of a broad measure of market performance.The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.Updated performance information is available at no cost by visiting homesteadfunds.com or by calling 800.258.3030.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years compared with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.258.3030
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	homesteadfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the chart, the Fund’s best and worst quarters were as follows: Best Quarter:Q4 2020 | 22.19%Worst Quarter:Q4 2018 | -24.47%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns periods ended 12/31/20
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as IRAs or employer-sponsored retirement plans.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as IRAs or employer-sponsored retirement plans.
Small-Company Stock Fund | Small-Company Stock Fund
Risk Return Abstract	rr_RiskReturnAbstract
Sales Charge on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Deferred Sales Charge on Redemptions	rr_MaximumDeferredSalesChargeOverOther	none
Sales Charge on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.83%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.12%
1 YR	rr_ExpenseExampleYear01	$ 114
3 YR	rr_ExpenseExampleYear03	356
5 YR	rr_ExpenseExampleYear05	617
10 YR	rr_ExpenseExampleYear10	$ 1,363
2011	rr_AnnualReturn2011	0.58%
2012	rr_AnnualReturn2012	19.63%
2013	rr_AnnualReturn2013	36.58%
2014	rr_AnnualReturn2014	7.97%
2015	rr_AnnualReturn2015	(5.18%)
2016	rr_AnnualReturn2016	18.85%
2017	rr_AnnualReturn2017	11.99%
2018	rr_AnnualReturn2018	(26.18%)
2019	rr_AnnualReturn2019	22.16%
2020	rr_AnnualReturn2020	22.08%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.19%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.47%)
1 YR	rr_AverageAnnualReturnYear01	22.08%
5 YR	rr_AverageAnnualReturnYear05	7.94%
10 YR	rr_AverageAnnualReturnYear10	9.44%
Small-Company Stock Fund | Returns after taxes on distributions | Small-Company Stock Fund
Risk Return Abstract	rr_RiskReturnAbstract
1 YR	rr_AverageAnnualReturnYear01	18.71%
5 YR	rr_AverageAnnualReturnYear05	4.97%
10 YR	rr_AverageAnnualReturnYear10	7.68%
Small-Company Stock Fund | Returns after taxes on distributions and sale of fund shares | Small-Company Stock Fund
Risk Return Abstract	rr_RiskReturnAbstract
1 YR	rr_AverageAnnualReturnYear01	15.37%
5 YR	rr_AverageAnnualReturnYear05	5.75%
10 YR	rr_AverageAnnualReturnYear10	7.41%
Small-Company Stock Fund | Russell 2000 Index (reflects no deduction for fees, expenses, or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 YR	rr_AverageAnnualReturnYear01	19.96%
5 YR	rr_AverageAnnualReturnYear05	13.26%
10 YR	rr_AverageAnnualReturnYear10	11.20%